Consolidated Statements of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	NR Satu	Golar Grand	Share Capital	Share Capital NR Satu	Share Capital Golar Grand	Additional Paid-in Capital	Additional Paid-in Capital NR Satu	Additional Paid-in Capital Golar Grand	Contributed Surplus	Contributed Surplus NR Satu	Contributed Surplus Golar Grand	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] NR Satu	Accumulated Other Comprehensive Income (Loss) [Member] Golar Grand	Accumulated Earnings	Accumulated Earnings NR Satu	Accumulated Earnings Golar Grand	Noncontrolling Interest	Noncontrolling Interest NR Satu	Noncontrolling Interest Golar Grand
Balance at Dec. 31, 2011	$ 755,820			$ 80,237			$ 398,383			$ 200,000			$ (34,948)			$ 34,093			$ 78,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,014,443			0			0			0			0			971,303			43,140
Grant of share options	1,357			0			1,357			0			0			0			0
Stock Issued During Period, Shares, Conversion of Convertible Securities	24,979			0			24,979			0			0			0			0
Exercise of share options	2,613			267			4,470			0			0			(2,124)			0
Dividends	(154,769)			0			0			0			0			(154,769)			0
Non-controlling interest dividend	(32,082)			0			0			0			0			0			(32,082)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	317,119			0			50,753			0			0			0			266,366
Other comprehensive income (loss)	5,135			0			0			0			7,229			0			(2,094)
Impact of transfer of Golar Freeze, NR Satu and Grand to Golar Partners		0	0		0	0		85,781	88,319		0	0		0	0		0	0		(85,781)	(88,319)
Deconsolidation of Golar Partners	(170,296)			0			0			0			8,989			0			(179,285)
Balance at Dec. 31, 2012	1,764,319			80,504			654,042			200,000			(18,730)			848,503			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	135,713			0			0			0			0			135,713			0
Grant of share options	500			0			500			0			0			0			0
Exercise of share options	608			76			1,476			0			0			(944)			0
Dividends	(108,976)			0			0			0			0			(108,976)			0
Other comprehensive income (loss)	11,973			0			0			0			11,973			0			0
Balance at Dec. 31, 2013	1,804,137			80,580			656,018			200,000			(6,757)			874,296			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(41,466)			0			0			0			0			(43,121)			1,655
Grant of share options	1,619			0			1,619			0			0			0			0
Net Proceeds From Issuance Of Common Units	660,947			12,650			648,297			0			0			0			0
Exercise of share options	1,338			185			1,153			0			0			0			0
Dividends	(155,996)			0			0			0			0			(155,996)			0
Other comprehensive income (loss)	11,928			0			0			0			11,928			0			0
Balance at Dec. 31, 2014	$ 2,282,507			$ 93,415			$ 1,307,087			$ 200,000			$ 5,171			$ 675,179			$ 1,655